Business Combination - Schedule of Financial Statements (Details)	6 Months Ended
Dec. 31, 2025 MYR (RM)
ARB AI [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARBIOT [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1,009,900)
Less: Expenses incurred on disposal	(1)
Net gain on disposal of a subsidiary company at company level	(1,009,901)
Pre-acquisition reserves recognised upon acquisition	999,999
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(9,902)
ARB Techsymbol [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARB Logistic [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(100,000)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(100,000)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(100,000)
ARB WMS [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(100,000)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(100,000)
Pre-acquisition reserves recognised upon acquisition	50,999
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(49,001)
ARB Information [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARB AI Tech [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
ARB 5G [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(100)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(100)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(100)
ARB Big Data [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1)
Less: Expenses incurred on disposal
Net gain on disposal of a subsidiary company at company level	(1)
Pre-acquisition reserves recognised upon acquisition
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(1)
Total [Member]
Schedule of Financial Statements [Line Items]
Proceeds from disposal
Less: Cost of investment in a subsidiary company disposed (co level)	(1,210,005)
Less: Expenses incurred on disposal	(1)
Net gain on disposal of a subsidiary company at company level	(1,210,006)
Pre-acquisition reserves recognised upon acquisition	1,050,998
Post-acquisition reserves recognised up to the date of disposal
Net loss on strike off of a subsidiary company at Group level	(159,008)
ARB Midware Group [Member]
Schedule of Financial Statements [Line Items]
Cash proceed	1
Less: Cost of investment in subsidiaries	(1)
Gain/(Loss) on disposal of subsidiaries at subsidiaries’ company level
Post-acquisition reserves recognized up to the date of disposal	(305,818)
Loss on disposal of subsidiaries at the Group level	RM (305,818)